Property, Plant and Equipment	12 Months Ended
Mar. 31, 2019
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2019	2018
Cost:
Land	$7,628	$7,681
Buildings	183,496	171,735
Leasehold improvements	2,291	2,307
Machinery and equipment	200,375	191,619
Computer software and equipment	33,789	39,108
Motor vehicles	215	218
Furniture, fixtures and office equipment	14,900	14,870
	442,694	427,538
Accumulated depreciation and impairment charges:
Buildings	$71,279	$65,120
Leasehold improvements	1,689	1,597
Machinery and equipment	135,801	129,104
Computer software and equipment	18,294	29,338
Motor vehicles	215	217
Furniture, fixtures and office equipment	9,174	8,435
	236,452	233,811
Depreciated cost	$206,242	$193,727

b.	Depreciation expenses were $17,017, $14,727, and $12,645 for the years ended March 31, 2019, 2018 and 2017, respectively. For related impairment charges, see Note 2.m.
c.

Cost of property, plant and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $15,333 as of March 31, 2019 and 2018.  There were no additional capitalized interest and other costs as of March 31, 2019 and 2018.

d.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $7,854 and $4,636 as of March 31, 2019 and 2018, respectively.
e.

Asset disposals were $12,707 and $578 for the years ended March 31, 2019 and 2018, respectively, mainly relating to the write-off of fully depreciated computer equipment, software and production equipment.